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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    3/31/99
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN  55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
                                   St. Paul, MN        5/13/99
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            0
                                                           --------------------

Form 13F Information Table Entry Total:                                     115
                                                           --------------------

Form 13F Information Table Value Total:                   $             767,894
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]

                                                     FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03-31-99

Item 1                        Item 2      Item 3     Item 4         Item 5                   Item 6     Item 7      Item 8
                              Title of               Market
Name of Issuer                Class       CUSIP      Value          Shares        SH/PRN     Invstmt    Managers    Voting
                                                                                             Discr                  Authority
                                                                                                                    SOLE
COMMON STOCK

ADC Telecom                   COM         00088610        36,850,516      772,750 SHR        SOLE                          772,750
Abbott Laboratories           COM         00282410         1,109,456       23,700 SHR        SOLE                           23,700
Aegon NV                      COM         00792410           596,746        6,640 SHR        SOLE                            6,640
Allstate Corp                 COM         02000210           540,223       14,576 SHR        SOLE                           14,576
Am Home Products              COM         02660910         1,868,369       28,634 SHR        SOLE                           28,634
American Express              COM         02581610           936,230        7,951 SHR        SOLE                            7,951
American Greetings            COM         02637510         1,654,450       65,200 SHR        SOLE                           65,200
American Int'l Group          COM         02687410           994,252        8,242 SHR        SOLE                            8,242
Amgen                         COM         03116210           404,325        5,400 SHR        SOLE                            5,400
AMP Inc                       COM         03189710         1,101,244       20,584 SHR        SOLE                           20,584
Archer-Daniels                COM         03948310           281,181       19,144 SHR        SOLE                           19,144
AT & T                        COM         00195710           841,776       10,547 SHR        SOLE                           10,547
Automatic Data Proc           COM         05301510           372,375        9,000 SHR        SOLE                            9,000
Bankamerica Corp              COM         06605010         2,281,606       32,306 SHR        SOLE                           32,306
Baxter International          COM         07181310        22,169,730      335,905 SHR        SOLE                          335,905
Bemis                         COM         08143710        14,913,106      480,100 SHR        SOLE                          480,100
Bestfoods                     COM         08658U10           211,124        4,492 SHR        SOLE                            4,492
BMC Industries                COM         05560710         5,020,920    1,131,475 SHR        SOLE                        1,131,475
BP Amoco PLC ADR              COM                          4,109,627       40,689 SHR        SOLE                           40,689
Briggs & Stratton             COM         10904310           295,875        6,000 SHR        SOLE                            6,000
Bristol-Myers Squibb          COM         11012210         5,351,360       83,452 SHR        SOLE                           83,452
Burlington Northern           COM         12189T10        15,814,519      481,050 SHR        SOLE                          481,050
Burlington Resources          COM         12201410         1,829,018       45,797 SHR        SOLE                           45,797
Cardinal Health               COM                            644,028        9,758 SHR        SOLE                            9,758
Ceridian                      COM         15677T10        15,681,656      428,900 SHR        SOLE                          428,900
Chevron                       COM         16675110           769,729        8,673 SHR        SOLE                            8,673
Cisco                         COM         17275R10         1,251,423       11,422 SHR        SOLE                           11,422

                                                     FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03-31-99

Item 1                        Item 2      Item 3     Item 4         Item 5                   Item 6     Item 7      Item 8
                              Title of               Market
Name of Issuer                Class       CUSIP      Value          Shares        SH/PRN     Invstmt    Managers    Voting
                                                                                             Discr                  Authority
Community First Bankshares    COM         20390210           500,000       25,000 SHR        SOLE                           25,000
Cooper Industries             COM         21666910           279,450        6,556 SHR        SOLE                            6,556

Corning                       COM         21935010         6,626,280      110,438 SHR        SOLE                          110,438
Covance Inc.                  COM         22281610           292,605       11,675 SHR        SOLE                           11,675
Dayton Hudson                 COM         23975310        31,288,433      469,620 SHR        SOLE                          469,620
Delta Air Lines               COM         24736110         1,517,602       21,836 SHR        SOLE                           21,836
Deluxe Corp                   COM         24801910        16,587,416      569,525 SHR        SOLE                          569,525
Donaldson                     COM         25765110        12,620,592      701,144 SHR        SOLE                          701,144
Eastman Kodak                 COM         27746110           255,500        4,000 SHR        SOLE                            4,000
Ecolab Inc                    COM         27886510        20,457,301      576,262 SHR        SOLE                          576,262
Emerson Electric              COM         29101110        22,983,345      434,160 SHR        SOLE                          434,160
Enron Corp                    COM         29356110           415,698        6,470 SHR        SOLE                            6,470
Exxon Corp                    COM         30229010         1,665,134       23,598 SHR        SOLE                           23,598
Federal Natl Mtge             COM         31358610           209,135        3,020 SHR        SOLE                            3,020
Firstar                       COM         33761C10         2,868,357       32,049 SHR        SOLE                           32,049
Firstar Corporation           COM                            680,200        7,600 SHR        SOLE                            7,600
G & K Services Cl A           COM         36126810         1,630,419       35,300 SHR        SOLE                           35,300
General Binding               COM         36915410           389,063       15,000 SHR        SOLE                           15,000
General Electric              COM         36960410         1,599,195       14,456 SHR        SOLE                           14,456
General Mills                 COM         37033410        21,482,797      284,305 SHR        SOLE                          284,305
General Motors                COM         37044210           206,103        2,369 SHR        SOLE                            2,369
Genuine Parts                 COM         37246010           432,188       15,000 SHR        SOLE                           15,000
Gillette Company              COM         37576610           303,131        5,100 SHR        SOLE                            5,100
Graco Inc                     COM         38410910        18,900,238      856,668 SHR        SOLE                          856,668
GTE Corp                      COM         36232010         2,534,164       41,887 SHR        SOLE                           41,887
HB Fuller                     COM         35969410        19,172,369      325,300 SHR        SOLE                          325,300
Hershey                       COM         42786610           714,236       12,740 SHR        SOLE                           12,740
Hewlett-Packard               COM         42823610           232,936        3,435 SHR        SOLE                            3,435
Honeywell Inc                 COM         43850610        26,335,746      347,380 SHR        SOLE                          347,380
Hormel                        COM         44045210        22,598,719      634,350 SHR        SOLE                          634,350

                                                     FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03-31-99

Item 1                        Item 2      Item 3     Item 4         Item 5                   Item 6     Item 7      Item 8
                              Title of               Market
Name of Issuer                Class       CUSIP      Value          Shares        SH/PRN     Invstmt    Managers    Voting
                                                                                             Discr                  Authority
IBM                           COM         45920010         2,833,696       15,987 SHR        SOLE                           15,987
Imation                       COM         45245A10         6,307,488      382,272 SHR        SOLE                          382,272
Ingersoll Rand                COM         45686610           506,175       10,200 SHR        SOLE                           10,200
Intel                         COM         45814010         2,294,525       19,302 SHR        SOLE                           19,302
Intl Flavors/Fragr            COM         45950610           316,464        8,425 SHR        SOLE                            8,425
J.P. Morgan                   COM         61688010         1,253,613       10,161 SHR        SOLE                           10,161
Jefferson-Pilot               COM         47507010           342,951        5,062 SHR        SOLE                            5,062
Johnson & Johnson             COM         47816010        28,177,254      301,361 SHR        SOLE                          301,361
Jostens Inc                   COM         48108810        11,396,906      536,325 SHR        SOLE                          536,325
Kimberly-Clark                COM         49436810         3,005,681       62,700 SHR        SOLE                           62,700
Laboratory Corp of Am         COM         50540R10            37,625       21,500 SHR        SOLE                           21,500
Lucent Tech                   COM         54946310           493,560        4,570 SHR        SOLE                            4,570
Medtronic Inc                 COM         58505510        32,948,219      458,410 SHR        SOLE                          458,410
Merck & Co                    COM         58933110         2,269,140       28,320 SHR        SOLE                           28,320
Merrill Corp                  COM         59017510        16,855,175    1,260,200 SHR        SOLE                        1,260,200
Merrill Lynch                 COM         59018810         1,419,098       16,035 SHR        SOLE                           16,035
MicroEar                      COM                             33,472      334,722 SHR        SOLE                          334,722
Minnesota Mining              COM         60405910        22,647,500      320,106 SHR        SOLE                          320,106
Mobil Corp                    COM         60705910         1,738,528       19,756 SHR        SOLE                           19,756
Monsanto                      COM         61166210           281,138        6,120 SHR        SOLE                            6,120
Motorola                      COM         62007610         1,311,175       17,900 SHR        SOLE                           17,900
MTS Systems                   COM         55377710        16,100,775    1,590,200 SHR        SOLE                        1,590,200
Murphy Oil                    COM         62671710           402,550        9,700 SHR        SOLE                            9,700
Natl Computer Sys             COM         63551910        17,444,490      712,020 SHR        SOLE                          712,020
Nokia                         COM         65490220           280,350        1,800 SHR        SOLE                            1,800
Northern States Pwr           COM         66577210           223,991        9,660 SHR        SOLE                            9,660
Osmonics                      COM         68835010           103,981       13,100 SHR        SOLE                           13,100
Pacific Centy Finl Corp.      COM         69405810         1,148,125       55,000 SHR        SOLE                           55,000
Pentair Inc                   COM         70963110         1,363,500       40,400 SHR        SOLE                           40,400
Pfizer Inc                    COM         71708110        33,508,125      241,500 SHR        SOLE                          241,500

                                                     FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03-31-99

Item 1                        Item 2      Item 3     Item 4         Item 5                   Item 6     Item 7      Item 8
                              Title of               Market
Name of Issuer                Class       CUSIP      Value          Shares        SH/PRN     Invstmt    Managers    Voting
                                                                                             Discr                  Authority
Procter & Gamble              COM         74271810           525,533        5,366 SHR        SOLE                            5,366
Providian Financial           COM         74406A10           600,160        5,456 SHR        SOLE                            5,456
ReliaStar                     COM         75952U10        19,228,138      451,100 SHR        SOLE                          451,100
Royal Dutch Petrol            COM         78025780         1,357,200       26,100 SHR        SOLE                           26,100
Schlumberger Ltd              COM         80685710         3,895,335       64,720 SHR        SOLE                           64,720
Sigma Aldrich                 COM         82655210           669,825       22,900 SHR        SOLE                           22,900
Silicon Graphics              COM         82705610         1,227,281       74,100 SHR        SOLE                           74,100
St. Jude Medical              COM         79084910        11,982,141      491,575 SHR        SOLE                          491,575
St. Paul Cos                  COM         79286010        18,169,761      584,942 SHR        SOLE                          584,942
Sturm Ruger                   COM         86415910           390,000       39,000 SHR        SOLE                           39,000
Super Valu                    COM         86853610        14,260,125      691,400 SHR        SOLE                          691,400
TCF Financial                 COM         87227510        19,226,984      737,726 SHR        SOLE                          737,726
Toro                          COM         89109210        13,805,251      440,008 SHR        SOLE                          440,008
TSI Inc                       COM         87287610         9,718,353    1,196,105 SHR        SOLE                        1,196,105
United Healthcare             COM         91058110           336,800        6,400 SHR        SOLE                            6,400
US Bancorp                    COM         90297310        22,688,895      666,096 SHR        SOLE                          666,096
US West Inc New               COM         91273H10           885,185       16,076 SHR        SOLE                           16,076
Wells Fargo & Co              COM         66938010        31,904,315      909,927 SHR        SOLE                          909,927
Weyerhaeuser                  COM         96216610        15,660,102      282,164 SHR        SOLE                          282,164


                                                         767,249,870   22,912,605                                       22,912,605

PREFERRED STOCK


Barclays Pfd. E                           06738C83           624,219       23,500 SHR        SOLE                           23,500

                                                             624,219       23,500                                           23,500

                                                     FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03-31-99

Item 1                        Item 2      Item 3     Item 4         Item 5                   Item 6     Item 7      Item 8
                              Title of               Market
Name of Issuer                Class       CUSIP      Value          Shares        SH/PRN     Invstmt    Managers    Voting
                                                                                             Discr                  Authority
MUTUAL FUNDS

Fidelity Eq Income II                                        253,339        8,295 SHR        SOLE                            8,295
Fidelity Magellan                                            394,899        3,044 SHR        SOLE                            3,044
New Perspective Fund                      64801810           211,386        8,692 SHR        SOLE                            8,692
Paine Webber US Govt Income Fu                               146,301       16,383 SHR        SOLE                           16,383
SIT Large Cap Growth Fund                 82979710           262,836        5,042 SHR        SOLE                            5,042
SIT MN Tax Free Income Fund               82979K10           441,456       41,844 SHR        SOLE                           41,844
SIT Mid Cap Growth Fund                   82979610           180,504       13,800 SHR        SOLE                           13,800
Vanguard Index Tr 500                     92290810           329,615        2,772 SHR        SOLE                            2,772


                                                              20,031       99,872                                           20,031

GRAND TOTALS                                             767,894,120   23,035,977                                       22,956,136
